EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	Number of Ordinary Shares
	December 31,
	2022	2023

Authorized share capital	2,500,000,000	2,500,000,000

Issued and paid-up share capital	922,958,942	1,086,589,165

	In USD and NIS Amounts
	December 31,
	2022	2023

Authorized share capital (in NIS)	250,000,000	250,000,000

Issued and paid-up share capital (in NIS)	92,295,894	108,658,916

Issued and paid-up share capital (in USD)	27,100,201	31,355,056

Schedule of Amounts Outstanding Under Employee Share Incentive Plan

	Year ended December 31,
	2021		2022		2023
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	35,981,579	1.5	40,956,214	0.7	89,871,858	0.4
Granted	6,588,200	0.4	53,696,305	0.3	64,855,380	0.2
Forfeited and expired	(1,438,642)	3.0	(4,618,062)	0.8	(3,804,175)	0.7
Exercised	(174,923)	0.1	(162,599)	0.1	(493,238)	0.2
Outstanding at end of year*	40,956,214	0.7	89,871,858	0.4	150,429,825	0.3
Exercisable at end of year	18,663,353	1.7	26,663,961	0.8	51,970,635	0.5

*
As of December 31, 2021, 2022 and 2023, includes 4,084,748, 10,482,277, and 12,219,465 PSUs at an exercise price of 0.10 NIS (par value of ordinary shares), for which performance obligations have not been met.

Schedule of Options Outstanding by Exercise Price Range

	As of December 31,
	2022		2023
Range of exercise prices (in NIS)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)
Up to 0.49	58,488,372	9.2	120,593,415	8.8
0.5-0.99	17,175,120	7.8	16,147,110	6.9
1.00-2.00	13,668,366	5.5	13,149,390	4.7
2.01-3.4	540,000	4.2	539,910	3.2
	89,871,858	8.4	150,429,825	8.2

Schedule of Assumptions Used to Value Options
	2021	2022	2023
Expected dividend yield	0%	0%	0%
Expected volatility	67%	67%	69%
Risk-free interest rate	1%	4%	4%
Expected life of options (in years)	6	6	6